Consolidated Statement of Shareholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-In Capital	Retained (Deficit) Earnings	Accumulated Other Comprehensive Income	Total IGT PLC Equity	Non- Controlling Interests
Balance, beginning of period at Dec. 31, 2015	$ 3,366,142	$ 20,024	$ 2,816,057	$ (13,271)	$ 194,838	$ 3,017,648	$ 348,494
Shares of common stock outstanding
Net (loss) income	256,750			211,337		211,337	45,413
Other comprehensive (loss) income, net of tax	(33,992)				(34,195)	(34,195)	203
Total comprehensive income (loss)	222,758			211,337	(34,195)	177,142	45,616
Capital increase	40,771						40,771
Stock-based payment expense	26,346		26,346			26,346
Shares issued upon exercise of stock options	11,783	96	11,687			11,783
Shares issued under stock award plans	(1,340)	108	(1,448)			(1,340)
Payment for accelerated stock awards	(3,489)		(3,489)			(3,489)
Return of capital	(36,197)						(36,197)
Dividends paid	(207,195)			(161,179)		(161,179)	(46,016)
Other	6,086		608	1,180		1,788	4,298
Balance, end of period at Dec. 31, 2016	3,425,665	20,228	2,849,761	38,067	160,643	3,068,699	356,966
Shares of common stock outstanding
Net (loss) income	(1,013,176)			(1,068,576)		(1,068,576)	55,400
Other comprehensive (loss) income, net of tax	179,063				179,526	179,526	(463)
Total comprehensive income (loss)	(834,113)			(1,068,576)	179,526	(889,050)	54,937
Capital increase	41,799						41,799
Stock-based payment expense	4,704		4,704			4,704
Shares issued upon exercise of stock options	(3,545)	21	(3,566)			(3,545)
Shares issued under stock award plans	(11,419)	95	(11,514)			(11,419)
Return of capital	(51,211)						(51,211)
Dividends paid	(212,305)		(162,528)			(162,528)	(49,777)
Other	(4,644)		(3)	(1,863)		(1,866)	(2,778)
Balance, end of period at Dec. 31, 2017	2,354,931	20,344	2,676,854	(1,032,372)	340,169	2,004,995	349,936
Shares of common stock outstanding
Net (loss) income	94,321			(21,350)		(21,350)	115,671
Other comprehensive (loss) income, net of tax	(97,323)				(78,632)	(78,632)	(18,691)
Total comprehensive income (loss)	(3,002)			(21,350)	(78,632)	(99,982)	96,980
Capital increase	319,254						319,254
Stock-based payment expense	33,086		33,086			33,086
Shares issued upon exercise of stock options	(1,551)	15	(1,566)			(1,551)
Shares issued under stock award plans	(11,091)	62	(11,153)			(11,091)
Return of capital	(85,046)						(85,046)
Dividends paid	(277,573)		(163,236)			(163,236)	(114,337)
Other	151		149	2		151
Reclassification of redeemable non-controlling interests	377,243						377,243
Balance, end of period at Dec. 31, 2018	$ 2,751,929	$ 20,421	$ 2,534,134	$ (1,008,193)	$ 261,537	$ 1,807,899	$ 944,030